Loan Servicing - Activity for MSRs And Related Valuation Allowance (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Mortgage servicing rights:
Carrying amount, net, beginning of year	$ 9,301	$ 10,488	$ 10,780
Additions	3,399	1,659	3,062
Amortization	(3,634)	(2,573)	(3,180)
Change in valuation allowance	(1,303)	(273)	(174)
Carrying amount, net, end of year	7,763	9,301	10,488
Valuation allowance:
Beginning of year	1,021	748	574
Additions expensed	1,303	273	174
End of year	$ 2,324	$ 1,021	$ 748